Stockholders' Equity - Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	2.70%	1.90%
Risk-free interest rate, Maximum	2.80%	2.20%
Volatility, Minimum	70.00%	61.00%
Volatility, Maximum	71.00%	69.00%
Dividend rate	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 6 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years	6 years 1 month 6 days